Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of April 2014
Collection Period Start	1-Apr-14	Distribution Date	15-May-14
Collection Period End	30-Apr-14	30/360 Days	30
Beg. of Interest Period	15-Apr-14	Actual/360 Days	30
End of Interest Period	15-May-14

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,338,405,600.85	384,389,208.07	328,440,779.00	0.2453970
Total Securities		1,338,405,600.85	384,389,208.07	328,440,779.00	0.2453970
Class A-1 Notes	0.343780%	170,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.680000%	150,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.327700%	350,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	0.980000%	380,000,000.00	95,983,607.22	40,035,178.15	0.1053557
Class A-4 Notes	1.130000%	60,870,000.00	60,870,000.00	60,870,000.00	1.0000000
Certificates	0.000000%	227,535,600.85	227,535,600.85	227,535,600.85	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	55,948,429.07	78,386.61	147.2327081	0.2062806
Class A-4 Notes	0.00	57,319.25	0.0000000	0.9416667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	55,948,429.07	135,705.86

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				5,225,924.99
Monthly Interest				2,163,340.95
Total Monthly Payments				7,389,265.94

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				311,014.94
Aggregate Sales Proceeds Advance				29,892,242.56
Total Advances				30,203,257.50

Vehicle Disposition Proceeds:
Reallocation Payments				44,567,042.07
Repurchase Payments				2,635,688.95
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				14,916,268.03
Excess Wear and Tear and Excess Mileage				468,500.08
Remaining Payoffs				0.00
Net Insurance Proceeds				357,394.26
Residual Value Surplus				3,324,272.51
Total Collections				103,861,689.34

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	29,183,376.44			1,890
Involuntary Repossession	187,924.00			12
Voluntary Repossession	136,860.00			10
Full Termination	15,048,086.63			906
Bankruptcy	10,795.00			1
Insurance Payoff		347,843.87		20
Customer Payoff			327,240.21	19
Grounding Dealer Payoff			11,695,800.45	665
Dealer Purchase			4,121,381.63	232
Total	44,567,042.07	347,843.87	16,144,422.29	3,755

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of April 2014

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	24,302	472,555,094.14	7.00000%	384,389,208.07
Total Depreciation Received		(6,277,552.75)		(5,481,756.89)
Principal Amount of Gross Losses	(33)	(631,109.73)		(509,441.43)
Repurchase / Reallocation	(165)	(3,166,543.53)		(2,635,688.95)
Early Terminations	(1,396)	(25,748,326.73)		(20,897,740.40)
Scheduled Terminations	(1,758)	(32,213,043.30)		(26,423,801.40)
Pool Balance - End of Period	20,950	404,518,518.10		328,440,779.00

Remaining Pool Balance
Lease Payment				35,665,138.20
Residual Value				292,775,640.80
Total				328,440,779.00

III. DISTRIBUTIONS

Total Collections					103,861,689.34
Reserve Amounts Available for Distribution
Total Available for Distribution					103,861,689.34

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					400,490.40
3. Reimbursement of Sales Proceeds Advance					38,025,313.37
4. Servicing Fee:
Servicing Fee Due					320,324.34
Servicing Fee Paid					320,324.34
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					38,746,128.11

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					78,386.61

Class A-3 Notes Monthly Interest Paid					78,386.61
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of April 2014

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	57,319.25

Class A-4 Notes Monthly Interest Paid	57,319.25
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	135,705.86
Total Note and Certificate Monthly Interest Paid	135,705.86
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	64,979,855.37

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	55,948,429.07

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	55,948,429.07
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	9,031,426.30

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of April 2014

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		6,692,028.00
Required Reserve Account Amount		20,076,084.01
Beginning Reserve Account Balance		20,076,084.01
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		20,076,084.01
Reserve Fund Draw Amount
Deposit of Remaining Available Collections		9,031,426.30
Gross Reserve Account Balance		29,107,510.31
Remaining Available Collections Released to Seller		9,031,426.30
Total Ending Reserve Account Balance		20,076,084.01

V. POOL STATISTICS

Weighted Average Remaining Maturity		5.52
Monthly Prepayment Speed		119%
Lifetime Prepayment Speed		81%

	$	units
Recoveries of Defaulted and Casualty Receivables	736,620.01
Securitization Value of Defaulted Receivables and Casualty Receivables	509,441.43	33
Aggregate Defaulted and Casualty Gain (Loss)	227,178.58
Pool Balance at Beginning of Collection Period	384,389,208.07
Net Loss Ratio	0.0591%

Cumulative Net Losses for all Periods	-0.1453%	(1,944,222.36)

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	2,997,523.01	202
61-90 Days Delinquent	652,141.97	46
91-120+ Days Delinquent	171,256.76	12
Total Delinquent Receivables:	3,820,921.74	260
60+ Days Delinquencies as Percentage of Receivables	0.21%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	44,231,463.07	2,794
Securitization Value	41,804,235.73
Aggregate Residual Gain (Loss)	2,427,227.34

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	380,400,507.37	24,298
Cumulative Securitization Value	370,607,271.42
Cumulative Residual Gain (Loss)	9,793,235.95

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		65,350,238.76
Reimbursement of Outstanding Advance		38,025,313.37
Additional Advances for current period		29,892,242.56
Ending Balance of Residual Advance		57,217,167.95

Beginning Balance of Payment Advance		778,212.76
Reimbursement of Outstanding Payment Advance		400,490.40
Additional Payment Advances for current period		311,014.94
Ending Balance of Payment Advance		688,737.30

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of April 2014

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No